SHELTON GREATER CHINA FUND
44 Montgomery Street, Suite 2100
San Francisco, California 94104
Telephone (800) 955-9988
Internet www.sheltoncap.com

May 1, 2014

VIA EDGAR

Document Control
Securities and Exchange Commission
100 F Street, NE
Washington, D.C. 20549

Re:	Shelton Greater China Fund
File Nos. 333-176060 and 811-05617

Dear Sir or Madam:

Pursuant to Rule 497(j) under the Securities Act of 1933, I hereby certify that no changes have been made to the forms of prospectus and Statement of Additional Information since the electronic filing on April 29, 2014 of Registrant’s Post-Effective Amendment No 3 under the Securities Act of 1933 and Amendment No. 4 under the Investment Company Act of 1940.

Sincerely,

/s/ Teresa Axelson
Teresa Axelson
Chief Compliance Officer